Intangible Assets - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Computer software	149,000,000	83,000,000
Internally generated computer software	33,000,000	31,000,000
Impairment charge	£ 3,000,000	£ 26,000,000